20. INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.50%	26.50%
Unrecognized temporary differences, Non-capital loss carry forward	$ 17,274,000	$ 5,693,000